Schedule of Weighted-Average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Postretirement Benefit Plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate, net periodic benefit cost	5.86%	5.15%	5.84%
Expected long-term rate of return on assets, net periodic benefit cost	6.75%	6.75%	6.75%
Discount rate, benefit obligations	5.27%	5.86%	5.15%
U.S. Plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate, net periodic benefit cost	5.02%	4.01%	4.96%
Expected long-term rate of return on assets, net periodic benefit cost	7.72%	8.00%	8.00%
Discount rate, benefit obligations	4.09%	5.02%	4.01%
International Plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate, net periodic benefit cost	4.15%	3.92%	4.65%
Rate of compensation increase, net periodic benefit cost	2.08%	2.06%	2.66%
Expected long-term rate of return on assets, net periodic benefit cost	6.45%	6.40%	6.59%
Discount rate, benefit obligations	3.05%	4.15%	3.92%
Rate of compensation increase, benefit obligations	1.68%	2.08%	2.06%